PAYROLL PROTECTION PROGRAM LOAN (Details) - USD ($)	Nov. 06, 2020	Jun. 04, 2020	Apr. 25, 2020
PPP Loan
Unsecured loan amount			$ 176,300
Interest rate (as a percent)			1.00%
Term of the debt (in years)			2 years
Payments of principal and interest (in monthly)			$ 20,000
Convertible Notes Payable
Term of the debt (in years)	3 years	3 years
VWAP (in dollars per share)	$ 0.32	$ 0.32